Equity - Capital stock (Details) S/ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 PEN (S/) shares	Dec. 31, 2024 USD ($)
Disclosure of classes of share capital [line items]
Capital stock, common shares | $	$ 750,497		$ 750,497
Common shares
Disclosure of classes of share capital [line items]
Number of common shares	274,889,924	274,889,924
Capital stock, common shares	$ 813,162	S/ 2,748,899
Treasury shares
Disclosure of classes of share capital [line items]
Number of treasury shares	(21,174,734)	(21,174,734)
Capital stock, Treasury shares	$ (62,665)	S/ (211,747)
Total Shares
Disclosure of classes of share capital [line items]
Number of shares	253,715,190	253,715,190
Capital stock	$ 750,497	S/ 2,537,152